Risk management and financial instruments - Realized and Unrealized Gains and Losses (Details) - (Loss)/gain recognized relating to derivative financial instruments - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Derivative Instruments, Gain (Loss) [Line Items]
Loss/(gain) on derivative financial instruments	$ (6)		$ (33)
Interest rate cap agreement
Derivative Instruments, Gain (Loss) [Line Items]
Loss/(gain) on derivative financial instruments	(6)		(33)
Archer convertible debt instrument
Derivative Instruments, Gain (Loss) [Line Items]
Loss/(gain) on derivative financial instruments	0		0
Interest rate swaps not designated for hedge accounting
Derivative Instruments, Gain (Loss) [Line Items]
Loss/(gain) on derivative financial instruments	$ 0		$ 0
Predecessor
Derivative Instruments, Gain (Loss) [Line Items]
Loss/(gain) on derivative financial instruments		$ (1)		$ (4)
Predecessor | Interest rate cap agreement
Derivative Instruments, Gain (Loss) [Line Items]
Loss/(gain) on derivative financial instruments		(7)		(7)
Predecessor | Archer convertible debt instrument
Derivative Instruments, Gain (Loss) [Line Items]
Loss/(gain) on derivative financial instruments		7		4
Predecessor | Interest rate swaps not designated for hedge accounting
Derivative Instruments, Gain (Loss) [Line Items]
Loss/(gain) on derivative financial instruments		$ (1)		$ (1)